Note 7 - Income Taxes - Income Before Income Tax Domestic and Foreign (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign	$ (4,204,348)	$ (3,653,169)
Domestic	(2,537,216)	(26,252,220)
Net loss before tax	$ (6,741,564)	$ (29,905,389)